Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Trade payable with suppliers	$ 2,617	$ 3,307
Total non-current trade payables	2,617	3,307
Current
Trade payables with suppliers	107,502	118,349
Trade payables with related parties (Note 27)	5,266	5,753
Total current trade payables	$ 112,768	$ 124,102